Goodwill and Intangible Assets, net (Details 1) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 20,298	$ 20,298
Accumulated Amortization	(4,894)	(2,162)
Net carrying amount	$ 15,404	18,136
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	5 years 2 months 1 day
Gross carrying amount	$ 3,294	3,294
Accumulated Amortization	(843)	(373)
Net carrying amount	$ 2,451	2,921
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	3 years 2 months 1 day
Gross carrying amount	$ 5,604	5,604
Accumulated Amortization	(2,008)	(887)
Net carrying amount	$ 3,596	4,717
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 2 months 1 day
Gross carrying amount	$ 8,697	8,697
Accumulated Amortization	(1,558)	(688)
Net carrying amount	$ 7,139	8,009
Patents And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 2 months 1 day
Gross carrying amount	$ 2,703	2,703
Accumulated Amortization	(485)	(214)
Net carrying amount	$ 2,218	$ 2,489